Derivative Instruments (Tables)	9 Months Ended
Sep. 30, 2011
Derivative Instrument Detail [Abstract]
Concentration Risk Disclosure [Text Block]
Non-performance risk

Realization of contracts is dependent upon counterparts’ performance. The Company has not obtained collateral or other security to support the financial instruments subject to non-performance risk, but the credit standing of counterparts was monitored on a regular basis throughout the period. The Company spreads it business over a number of financial and banking institutions to minimize the risk of potential non-performance risk. Furthermore, the approval process of counterparts and the limits applied to each counterpart were monitored by the board of directors. Where possible, ISDA netting agreements were put into place by management.

The combined maximum credit risk exposure at September 30, 2011 amounts to $182 million. Credit risk exposure netted by open derivative positions with counterparts was $nil million as at September 30, 2011. No set-off is applied to balance sheet amounts due to the different maturity profiles of assets and liabilities.

The fair value of derivative assets and liabilities reflects non-performance risk relating to the counterparts and the Company, respectively, as at September 30, 2011.

Fair Value By Balance Sheet Grouping [Text Block]
	September 30, 2011		December 31, 2010

	(unaudited)
	(in US Dollars, millions)
	Carrying		Carrying
	amount	Fair Value	amount	Fair Value

Cash and cash equivalents	1,075	1,075	575	575
Restricted cash	60	60	43	43
Short-term debt	(45)	(45)	(133)	(133)
Short-term debt at fair value	(2)	(2)	(2)	(2)
Long-term debt	(1,688)	(1,824)	(1,730)	(2,059)
Long-term debt at fair value	(769)	(769)	(872)	(872)
Derivatives	(78)	(78)	(175)	(175)
Marketable equity securities - available for sale	90	90	124	124
Marketable debt securities - held to maturity	8	10	13	14
Non-marketable assets - held to maturity	2	2	2	2
Non-marketable debt securities - held to maturity	84	84	89	89

Schedule Of Derivative Instruments In Statement Of Financial Position Fair Value [Text Block]
Fair value of the derivative assets/(liabilities) split by accounting designation

At September 30, 2011
(unaudited)
(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	-	-
Total derivatives		-	-

		At September 30, 2011
		(unaudited)
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(78)	(78)
Total derivatives		(78)	(78)

Fair value of the derivative assets/(liabilities) split by accounting designation

		At December 31, 2010
		(in US Dollars, millions)
Assets
	Balance Sheet location	Non-hedge accounted	Total
Warrants on shares	Current assets - derivatives	1	1
Total derivatives		1	1

		At December 31, 2010
		(in US Dollars, millions)
Liabilities
	Balance Sheet location	Non-hedge accounted	Total
Option component of convertible bonds	Non-current liabilities - derivatives	(176)	(176)
Total derivatives		(176)	(176)

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
Non-hedge derivative (gain)/loss and movement on bonds recognized
		Nine months ended September 30,
		2011	2010
		(unaudited)	(unaudited)

		(in US Dollars, millions)
	Location of (gain)/loss in income
Realized
Forward sales type agreements - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	336
Option contracts - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	1,555
Forward sales agreements - currency	Non-hedge derivative (gain)/loss and movement on bonds	-	11
Option contracts - currency	Non-hedge derivative (gain)/loss and movement on bonds	-	(3)
Interest rate swaps - gold	Non-hedge derivative (gain)/loss and movement on bonds	-	15
		-	1,914

Unrealized
Forward sales type agreements - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	150
Option contracts - commodity	Non-hedge derivative (gain)/loss and movement on bonds	-	(1,430)
Interest rate swaps - gold	Non-hedge derivative (gain)/loss and movement on bonds	-	(13)
Option component of convertible bonds	Non-hedge derivative (gain)/loss and movement on bonds	(98)	(40)
Warrants on shares	Non-hedge derivative (gain)/loss and movement on bonds	1	4
Fair value movement on mandatory convertible bonds	Non-hedge derivative (gain)/loss and movement on bonds	(102)	52
		(199)	(1,277)

Non-hedge derivative (gain)/loss and movement on bonds		(199)	637

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income
Nine months ended September 30, 2011
(unaudited)
(in US Dollars, millions)
	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales agreements - commodity	-	Product sales	-	Non-hedge derivatives (gain)/loss and movement on bonds	-
	-		-		-

Other comprehensive income

	Nine months ended September 30, 2010
	(unaudited)
	(in US Dollars, millions)

	Cash flow hedges, before taxation	Cash flow hedges removed from equity, before taxation		Hedge ineffectiveness, before taxation
	Gain/(loss) recognized in accumulated other comprehensive income (effective portion)	Location of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Amount of (gain)/loss reclassified from accumulated other comprehensive income into income (effective portion)	Location of (gain)/loss recognized in income (ineffective portion)	Amount of (gain)/loss recognized in income (ineffective portion)
Forward sales type agreements - commodity	-	Product sales	52	Non-hedge derivatives (gain)/loss and movement on bonds	-
	-		52		-

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Other comprehensive income

	Accumulated other comprehensive income as of January 1, 2011	Changes in fair value and other movements recognized in 2011	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2011
	$	$	$	$
Derivatives designated as
Capital expenditure	(3)	-	-	(3)
Before tax totals	(3)	-	-	(3)
After tax totals	(2)	-	-	(2)

	Accumulated other comprehensive income as of January 1, 2010	Changes in fair value and other movements recognized in 2010	Reclassification adjustments	Accumulated other comprehensive income as of September 30, 2010
	$	$	$	$
Derivatives designated as
Gold sales	(52)	-	52	-
Capital expenditure	(3)	-	-	(3)
Before tax totals	(55)	-	52	(3)
After tax totals	(22)	-	20	(2)